Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables
Schedule of trade and other receivables

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Trade receivables		677,147	449,139
Receivables from associates	Note 31	38,657	227,550
Impairment losses	Note 30 (i)	(10,352)	(31,576)
Trade receivables		705,452	645,113
Other receivables	Note 30 (i)	10,529	27,444
Personnel		1,489	1,123
Advance payments	Note 30 (i)	5,590	4,150
Taxation authorities, VAT recoverable		53,532	32,587
Other public entities		6,416	9,629
Other receivables		77,556	74,933
Current income tax assets		52,589	47,213
Total trade and other receivables		835,597	767,259